TAXES ON INCOME (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income (loss) before taxes, as reported in the consolidated statements of operations	$ (3,282)	$ 7,679	$ 10,343
Statutory tax rate	25.00%	24.00%	25.00%
Theoretical tax expense (benefit) on the above amount at the Israeli statutory tax rate	(821)	1,843	2,586
Income tax at rate other than the Israeli statutory tax rate	(55)	275	327
Tax advanaces, withholding tax and non-deductible expenses, including equity based compensation expenses	807	1,373	646
Deferred taxes on losses for which a valuation allowance was provided	369	2,416	(3,855)
Valuation allowance recorded to APIC	386	(266)	181
Utilization of operating losses carry forward	0	(3,233)	(2,846)
Tax adjustment in respect of different tax rates	0	(1,219)	0
Taxes in respect to prior years	(162)	(54)	41
State and Federal taxes	48	93	90
Foreign exchange	89	(901)	760
Other	(120)	(89)	185
Actual tax expense (benefit)	$ 541	$ 238	$ (1,885)